UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181

(Address of principal executive offices, zip code)

Dale E. Palka, President 2 Mid America Plaza Oakbrook Terrace, Illinois 60181

(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Suite 2400

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2012

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

August 28, 2012

Dear Investors:

On behalf of the Board of Trustees I am pleased to submit the 2012 Semi-Annual Report for Plan Investment Fund, Inc. In addition to the Government/REPO Portfolio and the Money Market Portfolio this is also the first report on the new Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Both portfolios were opened in March 2012 and we believe they are off to a good start. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

Sincerely,

Dale E. Palka President and Chief Executive Officer

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio will fluctuate so that an investor’s participation certificates, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data contained in this report. Current month end data is available at www.pif.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios and should be read before investing. The prospectuses may be obtained by downloading them from the Fund’s website (www.pif.com) or by calling (866) 689-4856.

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%

$24,000,000	Deutsche Bank Securities, Inc.
	To be repurchased at $24,000,400
	(collateralized by $23,345,700 par amount of
	U.S. Treasury Note, 2.00%; due 02/15/2022;
	Total Value $24,480,011)	0.20%	07/02/12	$24,000,000
24,000,000	Goldman Sachs & Co.
	To be repurchased at $24,000,360
	(collateralized by $23,673,619 par amount of
	Federal National Mortgage Backed Security,
	4.50%; due 07/01/2041;
	Total Value $24,720,001)	0.18%	07/02/12	24,000,000
22,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $22,000,348
	(collateralized by $18,065,000 par amount of
	U.S. Treasury Bond, 3.75%; due 08/15/2041;
	Total Value $22,443,018)	0.19%	07/02/12	22,000,000
22,000,000	Morgan Stanley & Co., Inc.
	To be repurchased at $22,000,422
	(collateralized by $20,891,819 par amount of
	Federal Home Loan Mortgage Corp.
	Participating Certificate, 4.00%; due 06/01/2042;
	Total Value $22,660,000)	0.23%	07/02/12	22,000,000
11,156,000	RBS Securities, Inc.
	To be repurchased at $11,156,186
	(collateralized by $11,944,315 par amount of
	Federal Home Loan Mortgage Corp.
	Participating Certificates, 3.00% to 4.50%;
	due 01/01/2027 to 02/01/2042;
	Total Value $11,491,101)	0.20%	07/02/12	11,156,000
22,000,000	UBS Securities LLC
	To be repurchased at $22,000,367
	(collateralized by $21,493,871 par amount of
	Federal National Mortgage Backed Security,
	3.50%; due 04/01/2042;
	Total Value $22,660,001)	0.20%	07/02/12	22,000,000

	Total Repurchase Agreements			125,156,000

	(Cost $125,156,000)
	Total Investments – 100.0%			125,156,000
	(Cost $125,156,000) *
	Liabilities in excess of Other Assets – 0.0%			(37,281)

	Net Assets – 100.0%			$125,118,719

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2012

Par Value		Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS – 6.2%
$10,000,000	U.S. Treasury Bill (1)	0.14%	02/07/13	$9,991,406
20,000,000	U.S. Treasury Note	1.38%	10/15/12	20,072,294
10,000,000	U.S. Treasury Note	1.38%	11/15/12	10,046,073
10,000,000	U.S. Treasury Note	0.63%	04/30/13	10,034,728
10,000,000	U.S. Treasury Note	0.50%	05/31/13	10,025,356

	Total U.S. Treasury Obligations			60,169,857

	(Cost $60,169,857)
BANK OBLIGATIONS – 30.6%
YANKEE CERTIFICATES OF DEPOSIT – 30.6%
22,000,000	Bank of Nova Scotia, Houston	0.35%	07/17/12	22,000,000
13,000,000	Barclays Bank PLC, New York	0.59%	07/13/12	13,000,000
20,000,000	Commonwealth Bank of Australia, New York	0.32%	07/10/12	20,000,200
10,000,000	Commonwealth Bank of Australia, New York	0.32%	07/16/12	10,000,104
5,000,000	Commonwealth Bank of Australia, New York	0.28%	08/13/12	5,000,000
20,000,000	Credit Suisse, New York	0.30%	07/12/12	20,000,000
15,000,000	National Australia Bank Ltd., New York	0.34%	08/21/12	15,000,000
10,000,000	National Australia Bank Ltd., New York	0.28%	09/10/12	10,000,590
15,000,000	National Australia Bank Ltd., New York (2)	0.29%	10/12/12	15,000,000
35,000,000	Norinchukin Bank, New York	0.18%	07/03/12	35,000,000
10,000,000	Rabobank Nederland NV, New York	0.57%	09/17/12	10,000,000
16,500,000	Rabobank Nederland NV, New York	0.53%	10/25/12	16,500,000
5,000,000	Royal Bank of Canada, New York (2)	0.48%	07/09/12	5,000,000
8,000,000	Royal Bank of Canada, New York (2)	0.48%	05/16/13	8,000,000
15,000,000	State Street Bank and Trust Company	0.22%	09/26/12	15,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York (2)	0.35%	08/10/12	10,000,000
23,000,000	Sumitomo Mitsui Banking Corp., New York	0.35%	09/12/12	23,000,000
15,000,000	Sumitomo Trust & Banking Co. Ltd., New York	0.37%	07/10/12	15,000,000
10,000,000	Svenska Handelsbanken AB, New York	0.38%	10/11/12	10,000,000
20,000,000	Westpac Banking Corp., New York (2)	0.43%	02/04/13	20,000,000

	Total Bank Obligations			297,500,894

	(Cost $297,500,894)
CORPORATE DEBT – 26.7%
COMMERCIAL PAPER – 26.7%
ASSET BACKED SECURITIES – 18.2%
8,000,000	Fairway Finance Co. LLC (2)	0.28%	08/03/12	8,000,000
27,000,000	Fairway Finance Co. LLC (2)	0.27%	11/05/12	27,000,000
10,000,000	Kells Funding LLC (1)	0.56%	07/09/12	9,998,756
12,000,000	Kells Funding LLC (1)	0.60%	09/26/12	11,982,600
10,000,000	Old Line Funding LLC (1)	0.32%	08/20/12	9,995,556
10,000,000	Old Line Funding LLC (1)	0.32%	08/27/12	9,994,933
10,000,000	Regency Markets No. 1 LLC (1)	0.36%	07/16/12	9,998,500
9,000,000	Regency Markets No. 1 LLC (1)	0.36%	07/20/12	8,998,290

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT (continued)
$12,000,000	Solitaire Funding LLC (1)	0.27%	07/06/12	$11,999,550
8,000,000	Solitaire Funding LLC (1)	0.37%	07/10/12	7,999,260
10,000,000	Thunder Bay Funding LLC (1)	0.32%	08/28/12	9,994,845
21,562,000	Thunder Bay Funding LLC (1)	0.25%	10/09/12	21,547,026
30,000,000	Victory Receivables Corp. (1)	0.17%	07/02/12	29,999,858

				177,509,174

FINANCIAL COMPANIES – 8.5%
10,000,000	General Electric Capital Corp. (1)	0.31%	08/02/12	9,997,244
12,000,000	General Electric Capital Corp. (1)	0.30%	08/14/12	11,995,600
13,000,000	Nordea North America, Inc. (1)	0.60%	08/07/12	12,991,983
8,000,000	Nordea North America, Inc. (1)	0.28%	08/22/12	7,996,822
10,000,000	Nordea North America, Inc. (1)	0.31%	09/14/12	9,993,646
20,000,000	Svenska Handelsbanken, Inc. (1)	0.39%	10/01/12	19,979,981
10,000,000	Svenska Handelsbanken, Inc. (1)	0.40%	10/01/12	9,989,991

				82,945,267

	Total Commercial Paper			260,454,441

	Total Corporate Debt			260,454,441

	(Cost $260,454,441)
MUNICIPAL BONDS – 8.8% (3)
9,315,000	California Housing Finance Agency RB,
	Home Mortgage, Series E-1, Letter of Credit:
	Freddie Mac, Fannie Mae	0.16%	02/01/23	9,315,000
5,860,000	California Housing Finance Agency RB,
	Multifamily Housing, Series A, Letter of Credit:
	Freddie Mac, Fannie Mae	0.15%	08/01/40	5,860,000
12,500,000	California Housing Finance Agency RB,
	Multifamily Housing, Series E, Letter of Credit:
	Freddie Mac, Fannie Mae	0.17%	08/01/37	12,500,000
18,800,000	Houston, Texas Utility System RB,
	First Lien, Series B-3, Letter of Credit: Sumitomo
	Mitsui Banking Corp. New York	0.16%	05/15/34	18,800,000
18,000,000	New York City Housing Development Corp.,
	Multifamily Rent Housing RB, West End Towers,
	Series A, Credit Support Fannie Mae Liquidity
	Facility: Fannie Mae	0.17%	05/15/34	18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit:
	Sumitomo Mitsui Banking Corp. New York	0.17%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project,
	Series A-2, GO, Liquidity Facility:
	JPMorgan Chase & Co.	0.18%	12/01/29	10,800,000

	Total Municipal Bonds
	(Cost $85,275,000)			85,275,000

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 27.7%
$200,000,000	Deutsche Bank Securities, Inc.
	To be repurchased at $200,002,500
	(collateralized by $202,999,750 par amount of
	Federal National Mortgage Association
	Debentures, Federal National Mortgage
	Association Medium Term Note and
	Federal Home Loan Mortgage Corp.
	Fixed Rate Note, 0.78% to 4.00%; due
	08/20/2013 to 10/28/30;
	Total Value $204,000,000)	0.15%	07/02/12	$200,000,000
70,182,000	UBS Securities LLC
	To be repurchased at $70,183,170
	(collateralized by $67,214,052 par amount of
	Federal National Mortgage Backed Security,
	4.00%; due 02/01/2042;
	Total Value $72,287,461)	0.20%	07/02/12	70,182,000

	Total Repurchase Agreements			270,182,000

	(Cost $270,182,000)
	Total Investments – 100.0%			973,582,192
	(Cost $973,582,192) *
	Other Assets in excess of Liabilities – 0.0%			103,484

	Net Assets – 100.0%			$973,685,676

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation
RB	Revenue Bonds

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 37.6%
$18,300,000	U.S. Treasury Bill (1)	0.09%	09/13/12	$18,297,127
1,200,000	U.S. Treasury Bill (1)	0.18%	04/04/13	1,198,392
6,240,000	U.S. Treasury Inflation Indexed Bond	0.63%	04/15/13	6,802,386

	Total U.S. Treasury Obligations			26,297,905

	(Cost $26,358,801)
AGENCY OBLIGATIONS – 62.2%
750,000	Federal Farm Credit Bank (2)	1.88%	12/07/12	755,463
615,000	Federal Farm Credit Bank (2)	1.75%	02/21/13	620,355
1,000,000	Federal Home Loan Bank (2)	0.24%	04/16/13	999,842
350,000	Federal Home Loan Bank (2)	0.37%	05/03/13	350,321
1,000,000	Federal Home Loan Mortgage Corp (2)	1.63%	04/15/13	1,010,711
1,000,000	Federal Home Loan Mortgage Corp (2)	0.50%	10/18/13	1,000,543
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.72%	04/11/13	1,011,295
116,775	Federal Home Loan Mortgage Corp. (2)	5.50%	09/01/13	120,060
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	600,466
250,000	Federal Home Loan Mortgage Corp. (2)	0.63%	12/20/13	250,202
103,767	Federal Home Loan Mortgage Corp. (2)	6.50%	07/01/17	114,336
510,659	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	546,147
539,013	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	575,094
1,279,289	Federal Home Loan Mortgage Corp.
	Multifamily Structured Pass Through Certificates,
	CMO (2)	2.78%	06/25/17	1,337,059
203,411	Federal Home Loan Mortgage Corp., CMO (2)	5.75%	12/15/18	205,573
252,213	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	12/15/20	254,863
185,488	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	04/15/21	186,088
173,420	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	03/15/30	173,383
63,070	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	09/15/30	63,060
443,903	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	04/15/31	450,543
171,322	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	06/15/31	173,291
186,940	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	01/15/32	188,499
90,901	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	07/15/32	92,789
227,058	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	08/15/32	228,302
550,000	Federal National Mortgage Association (2)	1.75%	02/22/13	555,086
239,510	Federal National Mortgage Association (2)	4.97%	12/01/13	249,712
600,000	Federal National Mortgage Association (2)	2.50%	05/15/14	623,814
450,000	Federal National Mortgage Association (2)	0.70%	03/26/15	451,552
625,000	Federal National Mortgage Association (2)	0.70%	04/30/15	624,905
168,008	Federal National Mortgage Association (2)	4.50%	05/01/18	180,803
439,174	Federal National Mortgage Association (2)	4.00%	07/01/18	470,494
969,321	Federal National Mortgage Association, CMO (2)	6.00%	01/25/29	1,001,508
52,067	Federal National Mortgage Association, CMO (2)	7.00%	05/25/31	52,374
44,726	Federal National Mortgage Association, CMO (2)	6.00%	08/25/31	44,710
500,000	Federal National Mortgage Association, CMO (2)	5.00%	03/25/32	510,441

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$456,159	Federal National Mortgage Association, CMO (2)	5.50%	05/25/32	$462,033
360,351	Federal National Mortgage Association, CMO (2)	6.00%	10/25/33	366,386
368,892	Federal National Mortgage Association, CMO (2)	5.00%	08/25/35	374,796
685,191	Federal National Mortgage Association, CMO (2)	5.00%	08/25/47	690,560
347,488	Government National Mortgage Association	5.85%	07/20/58	373,512
1,061,324	Government National Mortgage Association	5.65%	06/20/59	1,180,260
584,466	Government National Mortgage Association	5.46%	07/20/59	644,085
1,052,207	Government National Mortgage Association	5.46%	07/20/59	1,166,603
528,443	Government National Mortgage Association	5.46%	07/20/59	579,364
531,328	Government National Mortgage Association	5.46%	08/20/59	582,791
312,542	Government National Mortgage Association	5.47%	08/20/59	342,272
553,378	Government National Mortgage Association	5.47%	08/20/59	605,808
1,539,591	Government National Mortgage Association	5.47%	11/20/59	1,700,943
425,543	Government National Mortgage Association	5.59%	11/20/59	469,908
868,850	Government National Mortgage Association	5.50%	01/20/60	965,772
1,039,908	Government National Mortgage Association	4.86%	01/20/61	1,159,511
1,283,438	Government National Mortgage Association (3)	1.06%	10/20/61	1,300,938
599,017	Government National Mortgage Association (3)	0.78%	12/20/61	606,692
768,339	Government National Mortgage Association (3)	1.13%	02/20/62	781,045
1,174,905	Government National Mortgage Association	5.20%	02/20/62	1,295,027
736,666	Government National Mortgage Association	4.71%	03/20/62	818,085
553,525	Government National Mortgage Association, CMO (3)	4.60%	07/16/29	562,158
144,106	Government National Mortgage Association, CMO	4.86%	02/16/30	145,974
774,071	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	786,377
246,492	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	254,686
624,452	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	655,890
412,796	Government National Mortgage Association, CMO	2.16%	07/16/33	421,579
646,452	Government National Mortgage Association, CMO	1.70%	08/16/33	655,694
340,615	Government National Mortgage Association, CMO	4.92%	05/16/34	357,469
144,787	Government National Mortgage Association, CMO	2.21%	11/16/34	147,564
390,000	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	415,595
193,772	Government National Mortgage Association, CMO	2.21%	12/16/35	197,665
244,995	Government National Mortgage Association, CMO	2.16%	11/16/36	250,301
280,715	Government National Mortgage Association, CMO	5.19%	05/16/39	289,146
623,014	Government National Mortgage Association, CMO	2.00%	06/20/39	627,206
284,822	Government National Mortgage Association, CMO	5.02%	06/16/40	300,236
204,648	Government National Mortgage Association, CMO (3)	5.02%	02/16/44	218,765
557,137	National Credit Union Administration Guaranteed
	Notes, CMO (3)	0.61%	11/06/17	558,007
282,177	Small Business Administration (2)(3)	3.58%	04/25/16	290,432
738,029	Small Business Administration (2)(3)	3.08%	06/25/22	791,785
1,250,000	Small Business Administration (2)(3)	3.58%	12/25/23	1,376,563
497,265	Small Business Administration (2)(3)	4.14%	03/25/24	556,685

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$ 635,000	Tennessee Valley Authority	6.00%	03/15/13	$660,758
500,000	Tennessee Valley Authority	4.75%	08/01/13	524,224

	Total Agency Obligations			43,584,834

	(Cost $43,538,624)
Shares
REGISTERED INVESTMENT COMPANY – 1.8%
1,287,902	Dreyfus Treasury & Agency Cash Management Fund			1,287,902

	Total Registered Investment Company			1,287,902

	(Cost $1,287,902)
	Total Investments – 101.6%			71,170,641
	(Cost $71,185,327) *
	Liabilities in excess of Other Assets – (1.6%)			(1,116,873)

	Net Assets – 100.0%			$70,053,768

	Net Asset Value			$10.00

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate cost	$71,185,327

Unrealized appreciation	124,012
Unrealized depreciation	(138,698)

Net unrealized depreciation	$(14,686)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.

CMO Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 15.7%
$9,950,000	U.S. Treasury Bill (1)	0.17%	04/04/13	$9,936,667
1,100,000	U.S. Treasury Bill (1)	0.18%	04/04/13	1,098,526
2,103,900	U.S. Treasury Bill (1)	0.18%	04/04/13	2,101,081
5,100,000	U.S. Treasury Inflation Indexed Bond	0.63%	04/15/13	5,559,642
1,000,000	U.S. Treasury Note	0.75%	03/31/13	1,004,023

	Total U.S. Treasury Obligations			19,699,939

	(Cost $19,756,479)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 14.1%
1,000,000	Banc of America Merrill Lynch Commercial
	Mortgage, Inc.	5.60%	07/10/46	1,015,918
381,923	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	394,249
350,000	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	365,939
500,000	Citigroup/Deutsche Bank Commercial Mortgage
	Trust (2)	5.39%	07/15/44	504,376
185,069	Commercial Mortgage Pass Through Certificates (2)	5.23%	07/10/37	189,610
252,734	Commercial Mortgage Pass Through Certificates (2)	5.90%	06/10/46	257,376
31,627	Credit Suisse First Boston Mortgage Securities Corp.	4.67%	03/15/36	31,721
465,224	Credit Suisse First Boston Mortgage Securities Corp.	5.18%	11/15/36	465,563
900,642	Credit Suisse Mortgage Capital Certificates	5.44%	09/15/39	912,968
511,975	CW Capital Cobalt Ltd.	5.42%	04/15/47	516,148
617,880	GMAC Commercial Mortgage Securities, Inc.	4.78%	03/10/38	630,342
478,425	Greenwich Capital Commercial Funding Corp.	4.57%	08/10/42	484,153
833,518	GS Mortgage Securities Corp. II (2)	5.28%	08/10/38	849,167
942,017	GS Mortgage Securities Corp. II (2)	5.78%	08/10/45	949,770
527,151	JP Morgan Chase Commercial Mortgage Securities
	Corp. (2)	5.49%	12/12/44	541,181
1,478,584	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.58%	05/12/45	1,511,468
514,926	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.63%	03/15/46	519,316
764,332	LB-UBS Commercial Mortgage Trust (2)	4.56%	09/15/27	767,053
818,169	Merrill Lynch Mortgage Trust (2)	5.80%	05/12/39	837,314
238,632	Merrill Lynch/Countrywide Commercial Mortgage
	Trust (2)	5.63%	02/12/39	247,525
1,400,000	Merrill Lynch/Countrywide Commercial Mortgage
	Trust	5.36%	08/12/48	1,426,881
900,000	Merrill Lynch/Countrywide Commercial Mortgage
	Trust (2)	5.90%	08/12/49	951,285
316,588	Merrill Lynch/Countrywide Commercial Mortgage
	Trust (2)	6.13%	08/12/49	330,306
141,496	Morgan Stanley Capital I	4.88%	08/13/42	141,949
838,926	Morgan Stanley Capital I (2)	5.60%	03/12/44	854,623
745,000	Morgan Stanley Capital I	5.71%	07/12/44	757,378

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 356,000	Nomura Asset Securities Corp. (2)	7.33%	03/15/30	$363,481
822,812	Wachovia Bank Commercial Mortgage Trust	5.73%	07/15/45	827,348

	Total Commercial Mortgage-Backed Securities			17,644,408

	(Cost $17,710,277)
ASSET-BACKED SECURITIES – 16.1%
1,300,000	Ally Auto Receivables Trust	0.85%	08/15/16	1,303,954
375,000	American Express Credit Account Master Trust (2)	0.51%	03/16/15	374,975
750,000	AmeriCredit Automobile Receivables Trust	0.91%	10/08/15	751,642
625,000	AmeriCredit Prime Automobile Receivables Trust	3.76%	07/15/15	641,416
400,000	AmeriCredit Prime Automobile Receivables Trust	4.99%	07/17/17	412,483
515,673	Atlantic City Electric Transition Funding LLC	4.91%	07/20/17	546,293
450,000	Chase Issuance Trust	5.40%	07/15/15	473,000
394,985	CIT Marine Trust	6.25%	11/15/19	404,060
450,000	CNH Equipment Trust	0.94%	05/15/17	451,387
800,000	Discover Card Master Trust (2)	0.81%	06/15/15	801,152
750,000	Discover Card Master Trust I (2)	0.57%	06/16/15	749,362
362,743	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	369,766
308,402	Ford Credit Auto Owner Trust	4.43%	11/15/14	315,861
650,000	Ford Credit Auto Owner Trust	1.58%	09/15/15	658,660
1,350,000	Ford Credit Floorplan Master Owner Trust	1.50%	09/15/15	1,362,542
1,000,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	1,020,651
850,000	GE Capital Credit Card Master Note Trust (2)	1.09%	09/15/16	852,388
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	449,919
600,000	GE Dealer Floorplan Master Note Trust (2)	0.84%	07/20/16	602,482
345,000	GE Equipment Midticket LLC	5.67%	11/16/20	353,452
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	400,896
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	251,202
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	792,736
750,000	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	753,926
600,000	Nissan Auto Lease Trust	0.98%	05/15/15	602,619
750,000	PSE&G Transition Funding LLC	6.75%	06/15/16	821,700
1,415,000	World Financial Network Credit Card Master Trust	4.66%	05/15/17	1,469,992
750,000	World Omni Auto Receivables Trust	2.21%	05/15/15	760,663
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	369,968
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	515,611
575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	575,675

	Total Asset-Backed Securities			20,210,433

	(Cost $20,194,603)
AGENCY OBLIGATIONS – 24.2%
1,500,000	Federal Farm Credit Bank (3)	1.88%	12/07/12	1,510,926
520,000	Federal Farm Credit Bank (3)	1.75%	02/21/13	524,528
1,250,000	Federal Home Loan Bank (3)	0.24%	04/16/13	1,249,803

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$ 750,000	Federal Home Loan Bank (3)	0.37%	05/03/13	$750,688
1,500,000	Federal Home Loan Mortgage Corp (3)	1.63%	04/15/13	1,516,067
1,000,000	Federal Home Loan Mortgage Corp. (3)	1.72%	04/11/13	1,011,295
1,200,000	Federal Home Loan Mortgage Corp. (3)	0.38%	11/27/13	1,200,931
930,129	Federal Home Loan Mortgage Corp. (3)	5.00%	09/01/18	994,769
1,300,000	Federal National Mortgage Association (3)	1.75%	02/22/13	1,312,021
1,200,000	Federal National Mortgage Association (3)	2.50%	05/15/14	1,247,628
925,000	Federal National Mortgage Association (3)	0.70%	03/26/15	928,190
1,000,000	Federal National Mortgage Association (3)	0.70%	04/30/15	999,848
819,792	Federal National Mortgage Association (3)	4.00%	07/01/18	878,255
1,542,101	Federal National Mortgage Association, CMO (3)	6.00%	01/25/29	1,593,308
821,087	Federal National Mortgage Association, CMO (3)	5.50%	05/25/32	831,659
955,591	Government National Mortgage Association	5.85%	07/20/58	1,027,157
1,015,242	Government National Mortgage Association	5.46%	07/20/59	1,118,803
1,052,216	Government National Mortgage Association	5.46%	07/20/59	1,153,606
1,062,657	Government National Mortgage Association	5.46%	08/20/59	1,165,582
553,378	Government National Mortgage Association	5.47%	08/20/59	605,808
1,145,989	Government National Mortgage Association	5.47%	08/20/59	1,254,998
1,376,693	Government National Mortgage Association	5.59%	11/20/59	1,520,221
321,136	Government National Mortgage Association	5.72%	06/20/61	355,721
1,071,414	Government National Mortgage Association (2)	0.78%	12/20/61	1,085,142
1,700,899	Government National Mortgage Association (2)	1.13%	02/20/62	1,729,027
650,000	Small Business Administration (2)(3)	2.83%	06/25/22	696,313
700,000	Small Business Administration (2)(3)	3.58%	08/25/22	767,375
1,250,000	Small Business Administration (2)(3)	3.58%	12/25/23	1,376,563

	Total Agency Obligations			30,406,232

	(Cost $30,398,473)
CORPORATE BONDS – 28.7%
BANKS – 9.0%
750,000	Bank of America Corp. (2)	1.89%	01/30/14	742,166
725,000	Bank of New York Mellon Corp. (The) (2)	0.74%	07/28/14	725,790
1,145,000	Citigroup, Inc.	5.50%	04/11/13	1,177,377
1,000,000	Credit Suisse, New York	5.00%	05/15/13	1,031,224
500,000	Goldman Sachs Group, Inc. (The)	5.45%	11/01/12	507,251
1,000,000	JPMorgan Chase & Co.	4.75%	05/01/13	1,031,011
825,000	Morgan Stanley (2)	0.77%	01/09/14	784,615
310,000	Northern Trust Corp.	5.50%	08/15/13	326,523
1,000,000	PNC Funding Corp (2)	0.67%	01/31/14	995,212
985,000	Toronto-Dominion Bank (The)	1.38%	07/14/14	997,229
650,000	US Bancorp	2.00%	06/14/13	659,360
500,000	US Bancorp	1.38%	09/13/13	504,249
365,000	US Bancorp	4.20%	05/15/14	388,465

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$ 500,000	Wachovia Corp.	5.50%	05/01/13	$519,540
500,000	Wells Fargo & Co.	4.38%	01/31/13	510,964
425,000	Westpac Banking Corp.	1.85%	12/09/13	429,189

				11,330,165

BEVERAGES – 1.6%
945,000	Anheuser-Busch InBev Worldwide, Inc.	2.50%	03/26/13	958,201
1,000,000	Diageo Finance BV	5.50%	04/01/13	1,036,612

				1,994,813

CHEMICALS – 0.2%
250,000	Dow Chemical Co. (The)	6.00%	10/01/12	253,021

				253,021

COMPUTERS – 1.2%
500,000	Hewlett-Packard Co.	4.50%	03/01/13	511,114
1,000,000	International Business Machines Corp.	1.00%	08/05/13	1,005,763

				1,516,877

DIVERSIFIED FINANCIAL SERVICES – 4.5%
635,000	American Express Credit Corp.	7.30%	08/20/13	678,917
1,000,000	Caterpillar Financial Services Corp. (2)	0.76%	04/01/14	1,003,464
385,000	General Electric Capital Corp. (2)	0.59%	12/20/13	382,074
800,000	HSBC Finance Corp.	6.38%	11/27/12	816,928
560,000	John Deere Capital Corp.	4.95%	12/17/12	571,617
500,000	National Rural Utilities Cooperative Finance Corp.	5.50%	07/01/13	524,687
500,000	NYSE Euronext	4.80%	06/28/13	519,845
700,000	Toyota Motor Credit Corp.	1.90%	12/05/12	704,513
500,000	Toyota Motor Credit Corp.	1.38%	08/12/13	504,164

				5,706,209

ELECTRIC – 1.3%
500,000	Dominion Resources, Inc.	5.70%	09/17/12	505,115
750,000	Duke Energy Corp.	6.30%	02/01/14	811,649
295,000	Public Service Co. of Colorado	7.88%	10/01/12	300,182

				1,616,946

INSURANCE – 0.4%
500,000	Prudential Financial, Inc.	3.63%	09/17/12	502,889

				502,889

MEDIA – 1.1%
800,000	Comcast Cable Communications Holdings, Inc.	8.38%	03/15/13	843,226

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$ 500,000	Time Warner Cable, Inc.	7.50%	04/01/14	$554,346

				1,397,572

MINING – 0.4%
499,000	Rio Tinto Alcan, Inc.	4.50%	05/15/13	513,674

				513,674

MULTI-NATIONAL – 2.0%
2,500,000	International Bank For Reconstruction &
	Development	0.50%	03/26/14	2,505,668

				2,505,668

OFFICE ELECTRONICS – 0.8%
850,000	Xerox Corp.	8.25%	05/15/14	947,775

				947,775

OIL & GAS – 1.6%
1,000,000	Apache Corp.	5.25%	04/15/13	1,035,491
987,000	ConocoPhillips	4.75%	10/15/12	998,017

				2,033,508

PHARMACEUTICALS – 2.1%
1,000,000	GlaxoSmithKline Capital, Inc.	4.85%	05/15/13	1,038,131
500,000	Novartis Capital Corp.	1.90%	04/24/13	506,229
1,000,000	Wyeth LLC	5.50%	03/15/13	1,035,519

				2,579,879

PIPELINES – 0.3%
350,000	Enterprise Products Operating LLC	4.60%	08/01/12	351,014

				351,014

RETAIL – 0.9%
1,000,000	Home Depot, Inc. (The)	5.25%	12/16/13	1,066,660

				1,066,660

TELECOMMUNICATION SERVICES – 1.3%
360,000	Alltel Corp.	6.50%	11/01/13	385,857
400,000	Cisco Systems, Inc.	1.63%	03/14/14	407,597
800,000	Verizon Communications, Inc.	4.35%	02/15/13	818,522

				1,611,976

	Total Corporate Bonds			35,928,646

	(Cost $35,941,722)

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2012

(Concluded)

Shares		Fair Value
REGISTERED INVESTMENT COMPANY – 1.7%
2,177,914	Dreyfus Treasury & Agency Cash Management Fund	$2,177,914

	Total Registered Investment Company	2,177,914

	(Cost $2,177,914)
	Total Investments – 100.5%	126,067,572
	(Cost $126,179,468) *
	Liabilities in excess of Other Assets – (0.5%)	(645,555)

	Net Assets – 100.0%	$125,422,017

	Net Asset Value	$9.98

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate cost	$126,179,468

Unrealized appreciation	156,517
Unrealized depreciation	(268,413)

Net unrealized depreciation	$(111,896)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of June 30, 2012.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2012

	Government/ REPO Portfolio	Money Market Portfolio
ASSETS
Investments, at amortized cost, which approximates fair value	$—	$703,400,192
Repurchase agreements, at amortized cost, which approximates fair value	125,156,000	270,182,000
Cash	340	260
Accrued interest receivable	1,389	361,062
Other assets	5,158	39,959

Total Assets	125,162,887	973,983,473

LIABILITIES
Dividends payable	170	24,766
Accrued expenses payable
Investment advisory fees (Note 4)	3,412	76,815
Administration fees (Note 4)	1,393	30,799
Custodian fees (Note 4)	15,402	42,798
Transfer agent fees (Note 4)	859	3,011
Other liabilities	22,932	119,608

Total Liabilities	44,168	297,797

NET ASSETS	$125,118,719	$973,685,676

NET ASSETS CONSIST OF:
Paid-in Capital	$125,118,719	$973,671,663
Accumulated net realized gain on securities sold	—	14,013

TOTAL NET ASSETS	$125,118,719	$973,685,676

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	125,118,719	973,671,663

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2012

	Ultrashort Duration Government Portfolio	Ultrashort Duration Bond Portfolio
ASSETS
Investments, at fair value *	$71,170,641	$126,067,572
Accrued interest receivable	169,922	510,959
Receivable due from administrator (Note 4)	4,425	—
Other assets	1,658	3,524

Total Assets	71,346,646	126,582,055

LIABILITIES
Dividends payable	18,967	2,552
Payable for securities purchased	1,221,297	1,098,503
Accrued expenses payable
Investment advisory fees (Note 4)	8,610	15,591
Administration fees (Note 4)	—	6,677
Custodian fees (Note 4)	3,375	4,755
Transfer agent fees (Note 4)	7,270	6,259
Other liabilities	33,359	25,701

Total Liabilities	1,292,878	1,160,038

NET ASSETS	$70,053,768	$125,422,017

NET ASSETS CONSIST OF:
Paid-in Capital	$70,084,916	$125,544,802
Accumulated undistributed net investment loss	(28,314)	(21,136)
Accumulated net realized gain on securities sold	11,852	10,247
Net unrealized depreciation on securities	(14,686)	(111,896)

TOTAL NET ASSETS	$70,053,768	$125,422,017

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	7,007,242	12,571,258

Net Asset Value Per PC (net assets/PCs outstanding)	$10.00	$9.98

* Investments and repurchase agreements, at cost	$71,185,327	$126,179,468

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) Six Months Ended June 30, 2012

	Government/REPO Portfolio	Money Market Portfolio
INTEREST INCOME	$105,386	$1,422,856

EXPENSES
Investment advisory fees (Note 4)	129,764	696,927
Administration fees (Note 4)	32,441	243,163
Custodian fees (Note 4)	8,712	49,225
Audit and tax fees	6,368	28,937
Legal fees	6,052	16,204
Insurance expense	1,179	13,885
Transfer agent fees (Note 4)	1,125	5,806
Fund compliance fees	25	17,705
Trustee expense	—	6,790
Miscellaneous	8,564	24,595

Total Expenses	194,230	1,103,237
Less fees waived (Note 4)	(133,641)	(252,163)

Net Expenses	60,589	851,074

NET INVESTMENT INCOME	44,797	571,782

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	—	12,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,797	$584,697

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) Period Ended June 30, 2012

	Ultrashort Duration Government Portfolio*	Ultrashort Duration Bond Portfolio**
INTEREST INCOME	$176,191	$348,378

EXPENSES
Investment advisory fees (Note 4)	29,642	58,758
Administration fees (Note 4)	7,410	14,690
Custodian fees (Note 4)	3,375	4,755
Insurance expense	16	34
Audit and tax fees	5,603	5,751
Fund compliance fees	22	39
Transfer agent fees (Note 4)	17,890	17,614
Legal fees	9,805	10,070
Trustee expense	1,100	1,115
Accounting fees (Note 4)	19,488	19,656
Miscellaneous	10,693	10,850

Total Expenses	105,044	143,332
Less fees waived (Note 4)	(45,761)	(25,815)

Net Expenses	59,283	117,517

NET INVESTMENT INCOME	116,908	230,861

NET REALIZED GAIN ON SECURITIES SOLD	11,852	10,247

NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	(14,686)	(111,896)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,074	$129,212

*	Ultrashort Duration Government Portfolio commenced operations on March 7, 2012.
**	Ultrashort Duration Bond Portfolio commenced operations on March 6, 2012.

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$44,797	$26,672

Net increase in net assets resulting from operations	44,797	26,672

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0004 and $0.0003 per PC, respectively	(44,797)	(26,672)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	29,351,044	251,616,824
Reinvestment of dividends	45,029	26,762
Cost of PCs repurchased	(81,607,000)	(198,491,379)

Net increase/(decrease) in net assets resulting from capital transactions	(52,210,927)	53,152,207

Total increase/(decrease) in net assets	(52,210,927)	53,152,207

NET ASSETS:
Beginning of period	177,329,646	124,177,439

End of period	$125,118,719	$177,329,646

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	29,351,044	251,616,824
Reinvestments of dividends	45,029	26,762
PCs repurchased	(81,607,000)	(198,491,379)

Net increase (decrease) in PCs outstanding	(52,210,927)	53,152,207

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$571,782	$1,054,185
Net realized gain on securities sold	12,915	32,445

Net increase in net assets resulting from operations	584,697	1,086,630

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0006 and $0.0009 per PC, respectively	(585,404)	(1,098,397)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	2,321,227,918	8,079,529,588
Reinvestment of dividends	484,764	794,658
Cost of PCs repurchased	(2,318,741,122)	(8,244,325,563)

Net increase/(decrease) in net assets resulting from capital transactions	2,971,560	(164,001,317)

Total increase/(decrease) in net assets	2,970,853	(164,013,084)

NET ASSETS:
Beginning of period	970,714,823	1,134,727,907

End of period	$973,685,676	$970,714,823

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	2,321,227,918	8,079,529,588
Reinvestments of dividends	484,764	794,658
PCs repurchased	(2,318,741,122)	(8,244,325,563)

Net increase (decrease) in PCs outstanding	2,971,560	(164,001,317)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Statements of Changes in Net Assets

For the Period Ended June 30, 2012 (Unaudited)*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$116,908
Net realized gain on securities sold	11,852
Net change in unrealized depreciation on securities	(14,686)

Net increase in net assets resulting from operations	114,074

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0271 per PC	(145,222)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	70,000,000
Reinvestment of dividends	84,916

Net increase in net assets resulting from capital transactions	70,084,916

Total increase in net assets	70,053,768

NET ASSETS:
Beginning of period	—

End of period	$70,053,768

Accumulated undistributed net investment loss	$(28,314)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	6,998,751
Reinvestments of dividends	8,491

Net increase in PCs outstanding	7,007,242

*	Ultrashort Duration Government Portfolio commenced operations on March 7, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Statements of Changes in Net Assets

For the Period Ended June 30, 2012 (Unaudited)*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$230,861
Net realized gain on securities sold	10,247
Net change in unrealized depreciation on securities	(111,896)

Net increase in net assets resulting from operations	129,212

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION
CERTIFICATE (PC) HOLDERS:
From net investment income $0.0249 per PC	(251,997)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	127,000,000
Reinvestment of dividends	244,802
Cost of PCs repurchased	(1,700,000)

Net increase in net assets resulting from capital transactions	125,544,802

Total increase in net assets	125,422,017

NET ASSETS:
Beginning of period	—

End of period	$125,422,017

Accumulated undistributed net investment loss	$(21,136)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	12,717,077
Reinvestments of dividends	24,522
PCs repurchased	(170,341)

Net increase in PCs outstanding	12,571,258

*	Ultrashort Duration Bond Portfolio commenced operations on March 6, 2012.

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 06/30/12 (Unaudited)	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net Investment Income	0.0004	0.0003	0.001	0.001		0.020		0.050
Net Realized Gain (Loss) on Investments	—	—	—	—		—		—

Total Income From Investment
Operations	0.0004	0.0003	0.001	0.001		0.020		0.050

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0004)	(0.0003)	(0.001)	(0.001)		(0.020)		(0.050)

Total Dividends and Distributions	(0.0004)	(0.0003)	(0.001)	(0.001)		(0.020)		(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return*	0.04%	0.03%	0.09%	0.07%		1.92%		5.15%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$125,119	$177,330	$124,177	$181,926		$443,571		$415,405
Ratio of Net Expenses to Average Net Assets (1)	0.09%**	0.08%	0.10%	0.12	%(3)	0.11	%(3)	0.10%
Ratio of Net Investment Income to Average Net Assets (2)	0.07%**	0.03%	0.09%	0.08%		1.84%		5.09%

*	Not Annualized.

**	Annualized.

(1)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.30% annualized for the six months ended June 30, 2012 and 0.30%, 0.30%, 0.29%, 0.25% and 0.22% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.14)% annualized for the six months ended June 30, 2012 and (0.20)%, (0.11)%, (0.09)%, 1.70% and 4.97% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 06/30/12 (Unaudited)	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net Investment Income	0.001	0.001	0.002	0.005		0.030		0.050
Net Realized Gain (Loss) on
Investments (1)	—	—	—	—		—		—

Total Income From Investment
Operations	0.001	0.001	0.002	0.005		0.030		0.050

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.001)	(0.001)	(0.002)	(0.005)		(0.030)		(0.050)

Total Dividends and Distributions	(0.001)	(0.001)	(0.002)	(0.005)		(0.030)		(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return*	0.06%	0.09%	0.15%	0.46%		2.67%		5.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$973,686	$970,715	$1,134,728	$1,136,929		$1,215,820		$461,251
Ratio of Net Expenses to
Average Net Assets (2)	0.17%**	0.17%	0.17%	0.19	%(4)	0.20	%(4)	0.23%
Ratio of Net Investment Income to Average Net Assets (3)	0.12%**	0.09%	0.13%	0.47%		2.56%		4.84%

*	Not Annualized.

**	Annualized.

(1)	Less than $0.001 per share.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.23% annualized for the six months ended June 30, 2012 and 0.22%, 0.22%, 0.23%, 0.23% and 0.25% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been 0.07% annualized for the six months ended June 30, 2012 and 0.03%, 0.08%, 0.43%, 2.53% and 4.82% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	For the Period March 7, 2012* to June 30, 2012 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Income	0.025	(1)
Net Realized and Unrealized Gain (Loss) on Investments	0.002

Total Income From Investment Operations	0.027

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.027)

Total Dividends and Distributions	(0.027)

Net Asset Value, End of Period	$10.00

Total Return**	0.27%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$70,054
Ratio of Net Expenses to Average Net Assets (2)	0.40	%***
Ratio of Net Investment Income to Average Net Assets (3)	0.79	%***
Portfolio turnover rate	15.93%

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.71% annualized for the period ended June 30, 2012.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been 0.48% annualized for the period ended June 30, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	For the Period March 6, 2012* to June 30, 2012 (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Income	0.025	(1)
Net Realized and Unrealized Gain (Loss) on Investments	(0.020)

Total Income From Investment Operations	0.005

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.025)

Total Dividends and Distributions	(0.025)

Net Asset Value, End of Period	$9.98

Total Return**	0.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$125,422
Ratio of Net Expenses to Average Net Assets (2)	0.40	%***
Ratio of Net Investment Income to Average Net Assets (3)	0.79	%***
Portfolio turnover rate	12.25%

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.49% annualized for the period ended June 30, 2012.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been 0.70% annualized for the period ended June 30, 2012.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2012

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities. This Portfolio commenced operations on March 7, 2012.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities. This Portfolio commenced operations on March 6, 2012.

Note 2. Significant Accounting Policies

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized over the estimated lives of the respective securities.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders monthly. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2012

(Continued)

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios for the period January 1, 2012 through June 30, 2012 were from ordinary income for U.S. income tax purposes.

In order to present net assets that more closely represent their tax character, certain reclassifications are made to the net asset components. For the six months ended June 30, 2012, the Money Market Portfolio distributed $13,622 in undistributed net realized short term gains, as of December 31, 2011. Current realized gains are being distributed to shareholders as net investment income. Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of June 30, 2012 were entered into on June 29, 2012.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepay- ment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2012

(Continued)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2012 is as follows:

	Total Fair Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$125,156,000	$—	$125,156,000	$—

Money Market Portfolio
Investments in Securities*	$973,582,192	$—	$973,582,192	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$26,297,905	$—	$26,297,905	$—
Agency Obligations	43,584,834	—	43,584,834	—
Registered Investment Company	1,287,902	1,287,902	—	—

	$71,170,641	$1,287,902	$69,882,739	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$19,699,939	$—	$19,699,939	$—
Commercial Mortgage-Backed Securities	17,644,408	—	17,644,408	—
Asset-Backed Securities	20,210,433	—	20,210,433	—
Agency Obligations	30,406,232	—	30,406,232	—
Corporate Bonds	35,928,646	—	35,928,646	—
Registered Investment Company	2,177,914	2,177,914	—	—

	$126,067,572	$2,177,914	$123,889,658	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in market activity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended June 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2012

(Continued)

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. As compensation for its services the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and BCSFSC have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2013 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2013 but it cannot be assured that BALLC or BCSFSC will agree to such continuance.

For the Government/REPO Portfolio and the Money Market Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01% . BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01% . BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2013 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, Inc. (“Merganser”), serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios’ investment advisor. As compensation for its services the Portfolios pay Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

BCSFSC has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $100 million, and 0.10% of amounts in excess of $500 million. BCSFSC and Merganser cannot terminate such fee waivers prior to May 31, 2013 without the consent of the Board of Trustees of the Fund.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2012

(Concluded)

As a result of the foregoing waivers, for the six months ended June 30, 2012, BCSFSC waived $25,691, $48,632, $38,351 and $11,125 which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. BALLC waived $107,950 and $203,531 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2012. Merganser waived $7,410 and $14,690 of advisory fees payable by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the six months ended June 30, 2012.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Note 5. Uncertain Tax Positions

Management has analyzed the Portfolios’ tax positions taken on federal and state income tax returns for all open tax years (2008 through 2011), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the six months ended June 30, 2012 were as follows:

	Aggregate Purchases		Proceeds From Sales
Fund	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$53,127,248	$3,030,559	$5,635,152	$38,759
Ultrashort Duration Bond Portfolio	117,972,706	4,150,151	10,777,016	97,333

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2012

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ended June 30, 2012*
Actual	$1,000.00	$1,000.35	$0.45

Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.45

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Six Months Ended June 30, 2012*
Actual	$1,000.00	$1,000.60	$0.85

Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2012

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value March 7, 2012*	Ending Account Value June 30, 2012	Expenses Paid During Period Ended June 30, 2012
Actual**	$1,000.00	$1,002.71	$1.25

Hypothetical (5% return before expenses)***	$1,000.00	$1,022.87	$2.01

*	The Portfolio commenced operations on March 7, 2012. Beginning account value for the Hypothetical Example is January 1, 2012.
**	Expenses are equal to the Portfolio’s annualized expense ratio for the period March 7, 2012 (commencement of operations) to June 30, 2012 of 0.40%, multiplied by the average account value over the period, multiplied by 114/366 to reflect the period.
***	Expenses (hypothetical expenses if the Portfolio had been in existence from January 1, 2012) are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value March 6, 2012*	Ending Account Value June 30, 2012	Expenses Paid During Period Ended June 30, 2012
Actual**	$1,000.00	$1,000.49	$1.26

Hypothetical (5% return before expenses)***	$1,000.00	$1,022.87	$2.01

*	The Portfolio commenced operations on March 6, 2012. Beginning account value for the Hypothetical Example is January 1, 2012.
**	Expenses are equal to an annualized expense ratio for the period March 6, 2012 (commencement of operations) to June 30, 2012 of 0.40%, multiplied by the average account value over the period, multiplied by 115/366 to reflect the period.
***	Expenses (hypothetical expenses if the Portfolio had been in existence from January 1, 2012) are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2012

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$125,156,000
Liabilities in excess of Other Assets	0.0	(37,281)

Net Assets	100.0%	$125,118,719

Estimated Maturity Information

Maturity Information	Par Value	Percentage of Portfolio
1 - 7 days	$125,156,000	100.0%

	$125,156,000	100.0%

Average Weighted Maturity - 2 days

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2012

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Bank Obligations - Yankee Certificates of Deposit	30.6%	$297,500,894
Repurchase Agreements	27.7	270,182,000
Commercial Paper - Asset Backed Securities	18.2	177,509,174
Municipal Bonds	8.8	85,275,000
Commercial Paper - Financial Companies	8.5	82,945,267
U.S. Treasury Obligations	6.2	60,169,857

Total Investments in Securities	100.0%	973,582,192

Other Assets in excess of Liabilities:	0.0	103,484

Net Assets	100.0%	$973,685,676

Estimated Maturity Information

Maturity Information	Par Value	Percentage of Portfolio
1 - 7 days	$487,457,000	50.1%
8 - 14 days	116,000,000	11.9
15 - 30 days	59,000,000	6.1
31 - 60 days	93,000,000	9.5
61 - 90 days	80,000,000	8.2
91 - 120 days	98,062,000	10.1
121 - 150 days	10,000,000	1.0
Over 150 days	30,000,000	3.1

	$973,519,000	100.0%

Average Weighted Maturity - 36 days

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2012

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Fair Value
Agency Obligations	62.2%	$43,584,834
U.S. Treasury Obligations	37.6	26,297,905
Registered Investment Company	1.8	1,287,902

Total Investments in Securities	101.6%	71,170,641

Liabilities in excess of Other Assets:	(1.6)	(1,116,873)

Net Assets	100.0%	$70,053,768

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Fair Value
Corporate Bonds	28.7%	$35,928,646
Agency Obligations	24.2	30,406,232
Asset-Backed Securities	16.1	20,210,433
U.S. Treasury Obligations	15.7	19,699,939
Commercial Mortgage-Backed Securities	14.1	17,644,408
Registered Investment Company	1.7	2,177,914

Total Investments in Securities	100.5%	126,067,572

Liabilities in excess of Other Assets:	(0.5)	(645,555)

Net Assets	100.0%	$125,422,017

Plan Investment Fund, Inc.

Approval of Investment Advisory and Service Agreements

(Unaudited)

June 30, 2012

Board of Trustees’ Consideration of the Investment Advisory and Service Agreements. The Investment Advisory and Service Agreements (“Advisory Agreements”) between Plan Investment Fund, Inc. (“PIF”) and BlackRock Advisors, LLC (“BALLC” or “Investment Advisor”), were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 20, 2012. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BALLC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for the Government/REPO and Money Market Portfolios the (“Portfolios”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. (“BlackRock”) and PNC Bank-affiliated companies for the years ended December 31, 2011 and 2010; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Advisor. At the November 18, 2011 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.

Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before and after any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper.

The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BALLC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Advisor in managing the Portfolios. In connection with this information, the Trustees considered the Investment Advisor’s in-house research capabilities as well as other resources available to the Investment Advisor’s personnel.

The Trustees also considered the quality of the services provided by the Investment Advisor to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Advisor designed to fulfill its duties to the Portfolios with respect to compliance matters.

The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Advisor were consistent with the Portfolios’ requirements and that the Investment Advisor appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2011. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

Profitability. The Trustees received information regarding the profitability of BlackRock and they considered the profitability of the individual PIF portfolios. These portfolios represent a small portion of the total assets which BALLC manages.

Plan Investment Fund, Inc.

Approval of Investment Advisory and Service Agreements

(Unaudited)

June 30, 2012

(Concluded)

Economies of Scale. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

Other Benefits to the Investment Advisor. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Advisor, such as the engagement of affiliates of the Investment Advisor as service providers to the Portfolios, for administrative, transfer agency and custodial services.

No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

Annual Meeting of Participation Certificate Holders (Unaudited)

The 2012 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 15, 2012. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2012. A total of 1,081,140,523.41 Participation Certificates, representing 96.92% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

	For	Against	Abstain
Election of Trustee Nominations	1,081,140,523.41	0	0
Ratification of independent registered public accounting firm	1,081,140,523.41	0	0

Other Disclosures (Unaudited)

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

TRUSTEES

Dorothy A. Coleman

Executive Vice President

and Chief Financial Officer

The Lifetime Healthcare Companies

David A. Cote

Assistant Vice President

and Assistant Treasurer

Blue Cross and Blue Shield of South Carolina

Emil D. Duda

Retired Senior Executive Vice President

and Chief Financial Officer

The Lifetime Healthcare Companies

Robert J. Kolodgy

Senior Vice President

and Chief Financial Officer

Blue Cross and Blue Shield Association

Alan Krigstein

Executive Vice President and

Chief Financial Officer

Independence Blue Cross

Gerard T. Mallen

Treasurer and Finance Division

Senior Vice President

Health Care Service Corporation

Dale E. Palka

President and Chief Executive Officer

Plan Investment Fund, Inc.;

Senior Vice President

BCS Financial Corporation

Joseph F. Reichard, CCM

Vice President, Treasury Services

and Assistant Treasurer

Highmark, Inc.

Marilyn T. Tromans

Senior Vice President

and Chief Financial Officer

Blue Cross and Blue Shield of

Kansas City

Cynthia M. Vice

Senior Vice President,

Chief Financial Officer and Treasurer

Blue Cross and Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC

Wilmington, Delaware

ULTRASHORT DURATION BOND PORTFOLIO AND

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

Merganser Capital Management, Inc.

Boston, Massachusetts

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to this Semi-Annual Report.

Item 6. Investments

(a) Schedule of Investments included in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Dale E. Palka, President (Principal Executive Officer) August 28, 2012

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer (Principal Financial Officer) August 28, 2012

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.